Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other operating expenses:
Net loss	$ (36,868)	$ (43,795)			$ (208,230)	$ (387,482)
Subsidiaries [Member]
Revenues:
Revenues	65,406	40,185	$ 151,120	$ 70,683	94,601	150,524
Depreciation on revenue earning vehicles	17,253	7,904	33,811	18,033	23,791	112,234
Gross margin	13,463	1,081	31,242	(21,668)	(23,534)	(135,675)
Other operating expenses:
General and administrative	30,837	35,381	92,792	120,175	152,910	192,063
Selling and marketing	3,392	4,283	10,880	13,633	18,404	16,656
Research and development	5,804	6,157	19,096	28,265	34,376	40,836
Tariff reimbursement	0	0	0	(24,637)	(24,986)	0
Total operating expenses	40,033	45,821	122,768	137,436	180,704	249,555
Loss from operations	(26,570)	(44,740)	(91,526)	(159,104)	(204,238)	(385,230)
Interest income					282	1,837
Interest expense, net	(325)	(1,515)	(5,011)	(5,006)	(6,844)	(6,792)
Other (expense) income, net	(9,993)	2,520	(60,107)	163	2,634	2,979
Loss before income taxes	(36,888)	(43,735)	(156,644)	(163,947)	(208,166)	(387,206)
(Benefit from) provision for income taxes	(20)	60	110	147	64	276
Net loss	(36,868)	(43,795)	(156,754)	(164,094)	(208,230)	(387,482)
Adjustment to net loss attributable to common stockholders	(4,940)	0	(13,298)	0
Net loss attributable to common stockholders	$ (41,808)	$ (43,795)	$ (170,052)	$ (164,094)	$ (208,230)	$ (387,482)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.72)	$ (0.98)	$ (3.04)	$ (4.09)	$ (4.90)	$ (16.11)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	58,156,529	44,660,774	55,865,840	40,117,503	42,482,507	24,053,549
Subsidiaries [Member] | Sharing [Member]
Revenues:
Revenues	$ 64,027	$ 33,579	$ 142,314	$ 59,320	$ 79,941	$ 140,448
Cost of sharing, exclusive of depreciation, Cost of product sales	33,312	24,517	77,041	55,378	71,628	153,646
Subsidiaries [Member] | Product Sales [Member]
Revenues:
Revenues	1,379	6,606	8,806	11,363	14,660	10,076
Cost of sharing, exclusive of depreciation, Cost of product sales	$ 1,378	$ 6,683	$ 9,026	$ 18,940	$ 22,716	$ 20,319